UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brown Capital Management, LLC
Address:  1201 N. Calvert Street
          Baltimore, MD 21202


Form 13F File Number:  028-3139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eddie C. Brown
Title:    President
Phone:    410-837-3234

Signature, Place, and Date of Signing:

      /s/ Eddie C. Brown          Baltimore, MD              05/06/2011
      ------------------          -------------              ----------
         [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          127
                                         -----------

Form 13F Information Table Value Total:  $ 3,121,149
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
ABAXIS INC                 COM             002567105   81,539  2,827,266  SH         Sole                 1,359,216        1,468,050
ABBOTT LABS                COM             002824100    1,388     28,305  SH         Sole                    17,005           11,300
ACCELRYS INC               COM             00430U103   63,164  7,895,451  SH         Sole                 4,171,840        3,723,611
ACI WORLDWIDE INC          COM             004498101   56,847  1,733,125  SH         Sole                   886,432          846,693
AFLAC INC                  COM             001055102    8,229    155,913  SH         Sole                    23,926          131,987
AKAMAI TECHNOLOGIES INC    COM             00971T101    1,771     46,617  SH         Sole                    12,592           34,025
ALBANY MOLECULAR RESH INC  COM             012423109    7,088  1,663,779  SH         Sole                   675,822          987,957
ALLSCRIPTS HEALTHCARE SOL  COM             01988P108    9,323    444,163  SH         Sole                   129,022          315,141
AMERICAN SOFTWARE INC      CL A            029683109   23,672  3,207,538  SH         Sole                 1,617,601        1,589,937
ANSYS INC                  COM             03662Q105   73,615  1,358,457  SH         Sole                   586,591          771,866
APPLE INC                  COM             037833100    7,349     21,090  SH         Sole                     7,074           14,016
AUTOMATIC DATA PROCESSING  COM             053015103      379      7,394  SH         Sole                     1,234            6,160
BALCHEM CORP               COM             057665200   75,410  2,009,849  SH         Sole                   910,408        1,099,441
BLACKBAUD INC              COM             09227Q100   68,449  2,512,794  SH         Sole                 1,341,452        1,171,342
BRUKER CORP                COM             116794108   26,070  1,250,379  SH         Sole                   765,779          484,600
CAMERON INTERNATIONAL COR  COM             13342B105    7,278    127,468  SH         Sole                    55,209           72,259
CANTEL MEDICAL CORP        COM             138098108   50,584  1,964,418  SH         Sole                 1,090,452          873,966
CARBO CERAMICS INC         COM             140781105   82,297    583,170  SH         Sole                   306,618          276,552
CELGENE CORP               COM             151020104   13,692    237,994  SH         Sole                    68,409          169,585
CERNER CORP                COM             156782104    2,692     24,210  SH         Sole                    24,210
CHEVRON CORP NEW           COM             166764100      339      3,153  SH         Sole                                      3,153
CISCO SYS INC              COM             17275R102    4,932    287,600  SH         Sole                    73,417          214,183
COACH INC                  COM             189754104    2,379     45,711  SH         Sole                    27,032           18,679
COCA COLA CO               COM             191216100      202      3,051  SH         Sole                       940            2,111
COGNEX CORP                COM             192422103   47,633  1,686,118  SH         Sole                   844,388          841,730
CONCUR TECHNOLOGIES INC    COM             206708109   70,593  1,273,089  SH         Sole                   511,002          762,087
COVANCE INC                COM             222816100    6,635    121,261  SH         Sole                    67,556           53,705
DANAHER CORP DEL           COM             235851102      346      6,674  SH         Sole                     1,000            5,674
DIAMOND OFFSHORE DRILLING  COM             25271C102    6,795     87,457  SH         Sole                    37,867           49,590
DICKS SPORTING GOODS INC   COM             253393102   13,397    335,088  SH         Sole                    94,515          240,573
DIODES INC                 COM             254543101   94,506  2,774,700  SH         Sole                 1,363,970        1,410,730
DOLBY LABORATORIES INC     COM             25659T107   41,020    833,561  SH         Sole                   366,604          466,957
DTS INC                    COM             23335C101   73,504  1,576,331  SH         Sole                   707,747          868,584
DYNAMIC MATLS CORP         COM             267888105   56,240  2,012,174  SH         Sole                   994,949        1,017,225
E M C CORP MASS            COM             268648102    9,475    356,857  SH         Sole                    86,448          270,409
ECOLAB INC                 COM             278865100    4,763     93,357  SH         Sole                    50,063           43,294
ENERNOC INC                COM             292764107   31,347  1,640,352  SH         Sole                   871,067          769,285
EXPEDITORS INTL WASH INC   COM             302130109    4,632     92,385  SH         Sole                    47,981           44,404
EXXON MOBIL CORP           COM             30231G102      607      7,213  SH         Sole                        85            7,128
FACTSET RESH SYS INC       COM             303075105    3,600     34,375  SH         Sole                    13,772           20,603
FASTENAL CO                COM             311900104    3,555     54,831  SH         Sole                    20,738           34,093
FEI CO                     COM             30241L109   96,174  2,852,129  SH         Sole                 1,373,490        1,478,639
FLAMEL TECHNOLOGIES SA     SPONSORED ADR   338488109    2,873    478,023  SH         Sole                   238,660          239,363
FLIR SYS INC               COM             302445101   61,239  1,769,388  SH         Sole                   969,960          799,428
GENERAL ELECTRIC CO        COM             369604103      241     12,022  SH         Sole                     3,190            8,832
GEN-PROBE INC NEW          COM             36866T103   70,777  1,066,724  SH         Sole                   551,454          515,270
GILEAD SCIENCES INC        COM             375558103    8,809    207,555  SH         Sole                    42,406          165,149
GOLDMAN SACHS GROUP INC    COM             38141G104    9,822     61,981  SH         Sole                    11,327           50,654
GOOGLE INC                 CL A            38259P508    8,212     14,008  SH         Sole                     3,622           10,386
GRAINGER W W INC           COM             384802104      358      2,600  SH         Sole                                      2,600
GREEN MTN COFFEE ROASTERS  COM             393122106  111,632  1,727,786  SH         Sole                   906,112          821,674
HANSEN NAT CORP            COM             411310105    4,123     68,450  SH         Sole                    30,226           38,224
HITTITE MICROWAVE CORP     COM             43365Y104   73,248  1,148,626  SH         Sole                   587,451          561,175
HOME DEPOT INC             COM             437076102      224      6,055  SH         Sole                     1,811            4,244
HUMAN GENOME SCIENCES INC  COM             444903108    9,762    355,618  SH         Sole                   197,657          157,961
HUNT J B TRANS SVCS INC    COM             445658107    2,980     65,607  SH         Sole                    29,386           36,221
ICON PUB LTD CO            SPONSORED ADR   45103T107    7,303    338,279  SH         Sole                   167,841          170,438
IDEXX LABS INC             COM             45168D104    5,073     65,700  SH         Sole                    32,062           33,638
IMMUCOR INC                COM             452526106   53,301  2,694,702  SH         Sole                 1,483,102        1,211,600
INCYTE CORP                COM             45337C102   28,226  1,780,851  SH         Sole                   661,715        1,119,136
INTERNATIONAL BUSINESS MA  COM             459200101    3,679     22,563  SH         Sole                    14,222            8,341
INVESCO LTD                SHS             G491BT108    6,545    256,061  SH         Sole                   127,571          128,490
IRIS INTL INC              COM             46270W105   34,093  3,779,756  SH         Sole                 2,137,761        1,641,995
IRON MTN INC               COM             462846106    5,815    186,186  SH         Sole                    86,955           99,231
JPMORGAN CHASE & CO        COM             46625H100    6,623    143,663  SH         Sole                    36,785          106,878
KENDLE INTERNATIONAL INC   COM             48880L107   12,911  1,205,505  SH         Sole                   501,936          703,569
KENSEY NASH CORP           COM             490057106   33,002  1,324,861  SH         Sole                   729,273          595,588
KIMBERLY CLARK CORP        COM             494368103      211      3,240  SH         Sole                       940            2,300
MANHATTAN ASSOCS INC       COM             562750109   49,000  1,497,555  SH         Sole                   723,017          774,538
MCDONALDS CORP             COM             580135101      444      5,833  SH         Sole                       833            5,000
MEASUREMENT SPECIALTIES    COM             583421102   94,006  2,760,007  SH         Sole                 1,366,984        1,393,023
MEDASSETS INC              COM             584045108   57,855  3,788,813  SH         Sole                 1,806,013        1,982,800
MEDICIS PHARMACEUTICAL CO  CL A NEW        584690309   23,419    730,916  SH         Sole                   449,716          281,200
MEDIDATA SOLUTIONS INC     COM             58471A105   54,234  2,121,019  SH         Sole                 1,120,475        1,000,544
MERIDIAN BIOSCIENCE INC    COM             589584101   69,985  2,917,245  SH         Sole                 1,573,440        1,343,805
MICROSOFT CORP             COM             594918104      278     10,953  SH         Sole                     2,146            8,807
MILLICOM INTL CELLULAR S   SHS NEW         L6388F110   12,393    128,868  SH         Sole                    46,245           82,623
MSC INDL DIRECT INC        CL A            553530106    4,859     70,965  SH         Sole                    31,430           39,535
MYRIAD GENETICS INC        COM             62855J104    2,247    111,525  SH         Sole                    53,366           58,159
NABORS INDUSTRIES LTD      SHS             G6359F103   16,925    557,106  SH         Sole                   180,175          376,931
NEOGEN CORP                COM             640491106   90,633  2,190,261  SH         Sole                 1,105,197        1,085,064
NETAPP INC                 COM             64110D104    3,153     65,445  SH         Sole                    26,872           38,573
NETSCOUT SYS INC           COM             64115T104   73,556  2,692,380  SH         Sole                 1,280,270        1,412,110
NIC INC                    COM             62914B100   75,913  6,092,519  SH         Sole                 3,221,827        2,870,692
NUANCE COMMUNICATIONS INC  COM             67020Y100   29,640  1,515,342  SH         Sole                   836,602          678,740
NVR INC                    COM             62944T105    2,031      2,686  SH         Sole                     1,321            1,365
ORACLE CORP                COM             68389X105    8,314    249,146  SH         Sole                    62,427          186,719
PALL CORP                  COM             696429307      317      5,500  SH         Sole                                      5,500
PAREXEL INTL CORP          COM             699462107    8,646    347,235  SH         Sole                    96,425          250,810
PEETS COFFEE & TEA INC     COM             705560100   43,815    911,114  SH         Sole                   453,457          457,657
PEPSICO INC                COM             713448108      389      6,036  SH         Sole                       910            5,126
PETMED EXPRESS INC         COM             716382106   32,742  2,064,435  SH         Sole                   900,360        1,164,075
PHILIP MORRIS INTL INC     COM             718172109    2,067     31,494  SH         Sole                    20,950           10,544
PRAXAIR INC                COM             74005P104      990      9,743  SH         Sole                     7,037            2,706
PRICE T ROWE GROUP INC     COM             74144T108   13,163    198,167  SH         Sole                    55,056          143,111
PROS HOLDINGS INC          COM             74346Y103   58,902  4,042,702  SH         Sole                 2,051,434        1,991,268
PULTE GROUP INC            COM             745867101      190     25,732  SH         Sole                    20,373            5,359
QUALITY SYS INC            COM             747582104   81,755    980,978  SH         Sole                   475,659          505,319
QUANTA SVCS INC            COM             74762E102   11,796    525,905  SH         Sole                   168,685          357,220
ROVI CORP                  COM             779376102   76,526  1,426,392  SH         Sole                   649,447          776,945
SASOL LTD                  SPONSORED ADR   803866300   20,833    359,500  SH         Sole                   125,011          234,489
SCHLUMBERGER LTD           COM             806857108      446      4,787  SH         Sole                     2,788            1,999
SHIRE PLC                  SPONSORED ADR   82481R106    6,723     77,186  SH         Sole                    35,127           42,059
SIGMA ALDRICH CORP         COM             826552101    2,174     34,159  SH         Sole                    29,359            4,800
ST JUDE MED INC            COM             790849103    6,086    118,730  SH         Sole                    52,535           66,195
STAPLES INC                COM             855030102    2,444    125,866  SH         Sole                    53,562           72,304
STARBUCKS CORP             COM             855244109    5,246    141,987  SH         Sole                    69,051           72,936
STIFEL FINL CORP           COM             860630102    5,535     77,097  SH         Sole                    34,661           42,436
STRYKER CORP               COM             863667101    1,205     19,816  SH         Sole                    16,152            3,664
SUN HYDRAULICS CORP        COM             866942105   69,877  1,621,269  SH         Sole                   851,707          769,562
SYSCO CORP                 COM             871829107      318     11,491  SH         Sole                     2,088            9,403
TARGET CORP                COM             87612E106    1,389     27,769  SH         Sole                    19,676            8,093
TECHNE CORP                COM             878377100   59,694    833,721  SH         Sole                   428,205          405,516
TOLL BROTHERS INC          COM             889478103    1,829     92,500  SH         Sole                    43,313           49,187
TRACTOR SUPPLY CO          COM             892356106   18,284    305,440  SH         Sole                    96,512          208,928
TRANSOCEAN LTD             REG SHS         H8817H100   18,958    243,206  SH         Sole                    89,092          154,114
TRIMBLE NAVIGATION LTD     COM             896239100    7,537    149,130  SH         Sole                    66,613           82,517
TYCO INTERNATIONAL LTD     SHS             H89128104   10,466    233,778  SH         Sole                   116,045          117,733
TYLER TECHNOLOGIES INC     COM             902252105   68,421  2,885,731  SH         Sole                 1,535,362        1,350,369
UNITED PARCEL SERVICE INC  CL B            911312106      339      4,555  SH         Sole                       860            3,695
UNITED TECHNOLOGIES CORP   COM             913017109    1,854     21,906  SH         Sole                    17,358            4,548
WAL MART STORES INC        COM             931142103      223      4,277  SH         Sole                     1,247            3,030
WATERS CORP                COM             941848103    5,304     61,035  SH         Sole                    36,691           24,344
WESTERN UN CO              COM             959802109    4,837    232,876  SH         Sole                   105,065          127,811
WHOLE FOODS MKT INC        COM             966837106    5,787     87,821  SH         Sole                    35,864           51,957
WISCONSIN ENERGY CORP      COM             976657106      369     12,109  SH         Sole                     2,100           10,009
YORK WTR CO                COM             987184108      196     11,250  SH         Sole                                     11,250